UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2009
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  700 Seventeenth Street Suite 2350
          ----------------------------------------------------------------------
          Denver, CO 80202
          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               4-21-2009
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          106
                                         -----------

Form 13F Information Table Value Total:  $   103,472
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:             ITEM 3:         ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                     CUSIP           FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS      NUMBER          VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ----------        -----------    ------      ----------     --------    ---------
Russell Large Blend              COMMON STOCK                        7,214,100     166,800         SOLE          SOLE        SOLE
Vanguard Short-term Bond Index   COMMON STOCK       921937827        5,632,230      71,475         SOLE          SOLE        SOLE
Exxon Mobil Corporation          COMMON STOCK        91927806        5,531,491      81,226         SOLE          SOLE        SOLE
Vanguard Total Bond Index Fund   COMMON STOCK       921937835        4,452,789      57,716         SOLE          SOLE        SOLE
Vanguard Intermediate Bond Fun   COMMON STOCK       921937819        3,346,608      43,678         SOLE          SOLE        SOLE
Sabine Royalty Trust             COMMON STOCK       785688102        3,011,649      85,340         SOLE          SOLE        SOLE
Chevron Corp                     COMMON STOCK       166741100        2,463,472      36,637         SOLE          SOLE        SOLE
Russell Large Value              COMMON STOCK                        2,438,317      59,836         SOLE          SOLE        SOLE
Abbott Laboratories              COMMON STOCK         2824100        2,277,389      47,744         SOLE          SOLE        SOLE
Procter & Gamble                 COMMON STOCK       742718109        2,262,298      48,042         SOLE          SOLE        SOLE
Johnson & Johnson                COMMON STOCK       478160104        2,232,134      42,436         SOLE          SOLE        SOLE
Dow Jones Industrial Average     COMMON STOCK                        2,215,893      29,218         SOLE          SOLE        SOLE
AmeriGas Partners LP             COMMON STOCK        30975106        1,974,594      69,823         SOLE          SOLE        SOLE
Coca-Cola Co.                    COMMON STOCK       191216100        1,793,643      40,811         SOLE          SOLE        SOLE
BHP Billiton                     COMMON STOCK        88606108        1,788,014      40,090         SOLE          SOLE        SOLE
AT&T Inc.                        COMMON STOCK                        1,665,569      66,094         SOLE          SOLE        SOLE
Buckeye Partners LP              COMMON STOCK                        1,653,483      46,368         SOLE          SOLE        SOLE
Xcel Energy Inc                  COMMON STOCK                        1,652,369      88,694         SOLE          SOLE        SOLE
Intel Corporation                COMMON STOCK       458140100        1,644,522     109,416         SOLE          SOLE        SOLE
Microsoft Corporation            COMMON STOCK       594918104        1,621,244      88,255         SOLE          SOLE        SOLE
Verizon Communications           COMMON STOCK       92343V104        1,538,871      50,956         SOLE          SOLE        SOLE
Philip Morris International In   COMMON STOCK                        1,488,311      41,830         SOLE          SOLE        SOLE
Southern Company                 COMMON STOCK       842587107        1,466,912      47,907         SOLE          SOLE        SOLE
FPL Group                        COMMON STOCK                        1,451,639      28,615         SOLE          SOLE        SOLE
McDonald's                       COMMON STOCK                        1,429,352      26,193         SOLE          SOLE        SOLE
IBM                              COMMON STOCK       459200101        1,383,686      14,281         SOLE          SOLE        SOLE
Russell MidCap Value             COMMON STOCK                        1,378,658      57,564         SOLE          SOLE        SOLE
Waste Management Inc Del         COMMON STOCK                        1,282,560      50,100         SOLE          SOLE        SOLE
Duke Energy                      COMMON STOCK       264399106        1,167,238      81,511         SOLE          SOLE        SOLE
Vanguard LT Bond Index Fund      COMMON STOCK       921937793        1,151,152      15,510         SOLE          SOLE        SOLE
Wal Mart Stores Inc.             COMMON STOCK                        1,133,436      21,755         SOLE          SOLE        SOLE
United Technologies              COMMON STOCK       913017109        1,052,580      24,490         SOLE          SOLE        SOLE
Peabody Energy Corporation       COMMON STOCK                        1,002,777      40,047         SOLE          SOLE        SOLE
EAFE Foreign                     COMMON STOCK                          962,003      25,592         SOLE          SOLE        SOLE
Plum Creek Timber Co             COMMON STOCK       729251108          927,333      31,900         SOLE          SOLE        SOLE
Anadarko Petroleum               COMMON STOCK        32511107          851,108      21,885         SOLE          SOLE        SOLE
Apache Corp                      COMMON STOCK                          850,474      13,270         SOLE          SOLE        SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                          832,176      18,785         SOLE          SOLE        SOLE
Treasury Inflation Protected B   COMMON STOCK                          798,573       7,772         SOLE          SOLE        SOLE
Sherwin Williams                 COMMON STOCK                          732,673      14,098         SOLE          SOLE        SOLE
Bristol-Myers Squibb             COMMON STOCK       110122108          718,592      32,782         SOLE          SOLE        SOLE
Pepsico Inc.                     COMMON STOCK       997134101          715,109      13,891         SOLE          SOLE        SOLE
Enerplus Res FD                  COMMON STOCK                          690,732      42,195         SOLE          SOLE        SOLE
EAFE Foreign Value               COMMON STOCK                          644,846      19,470         SOLE          SOLE        SOLE
Russell Large Growth             COMMON STOCK       464287614          618,846      17,641         SOLE          SOLE        SOLE
Hewlett Packard Company          COMMON STOCK    428236103000          615,905      19,211         SOLE          SOLE        SOLE
3M Company                       COMMON STOCK       604059105          601,065      12,089         SOLE          SOLE        SOLE
Cisco Systems                    COMMON STOCK       17275R102          584,703      34,866         SOLE          SOLE        SOLE
Public Storage Inc.              COMMON STOCK                          581,783      10,530         SOLE          SOLE        SOLE
Jacobs Engineering Group         COMMON STOCK                          557,864      14,430         SOLE          SOLE        SOLE
EMC Corp Mass                    COMMON STOCK       268648102          553,652      48,566         SOLE          SOLE        SOLE
Target Corp                      COMMON STOCK       872540109          542,571      15,777         SOLE          SOLE        SOLE
Altria Group                     COMMON STOCK                          534,331      33,354         SOLE          SOLE        SOLE
EOG Resources                    COMMON STOCK       293562104          523,506       9,560         SOLE          SOLE        SOLE
Emerson Electric Company         COMMON STOCK       291011104          509,553      17,829         SOLE          SOLE        SOLE
Russell 3000                     COMMON STOCK                          505,276      11,013         SOLE          SOLE        SOLE
San Juan Basin Royal Tr          COMMON STOCK       798241105          484,788      33,925         SOLE          SOLE        SOLE
Merck & Co.                      COMMON STOCK        58933107          484,523      18,113         SOLE          SOLE        SOLE
U S Bancorp Del                  COMMON STOCK                          475,395      32,539         SOLE          SOLE        SOLE
BP PLC                           COMMON STOCK        55622104          457,060      11,398         SOLE          SOLE        SOLE
Russell Small Cap                COMMON STOCK       464287655          454,182      10,801         SOLE          SOLE        SOLE
XTO Energy Inc                   COMMON STOCK                          444,909      14,530         SOLE          SOLE        SOLE
Diageo PLC ADR                   COMMON STOCK                          438,326       9,795         SOLE          SOLE        SOLE
Expeditors Int'l                 COMMON STOCK                          438,212      15,490         SOLE          SOLE        SOLE
iShares Tr Comex Gold            COMMON STOCK                          427,093       4,725         SOLE          SOLE        SOLE
3-7 Year Treasury                COMMON STOCK       464288661          399,476       3,478         SOLE          SOLE        SOLE
General Electric                 COMMON STOCK       369604103          383,887      37,971         SOLE          SOLE        SOLE
Pfizer Incorporated              COMMON STOCK       717081103          382,300      28,069         SOLE          SOLE        SOLE
Stryker Corp                     COMMON STOCK                          370,253      10,877         SOLE          SOLE        SOLE
Devon Energy Corp New            COMMON STOCK                          364,894       8,165         SOLE          SOLE        SOLE
General Mills Inc.               COMMON STOCK       370334104          355,545       7,128         SOLE          SOLE        SOLE
Water Resources ETF              COMMON STOCK                          350,205      29,355         SOLE          SOLE        SOLE
Clorox Co.                       COMMON STOCK                          350,064       6,800         SOLE          SOLE        SOLE
Questar Corporation              COMMON STOCK                          349,511      11,876         SOLE          SOLE        SOLE
Bard C R Incorporated            COMMON STOCK                          345,586       4,335         SOLE          SOLE        SOLE
Cree Inc                         COMMON STOCK                          343,185      14,585         SOLE          SOLE        SOLE
Home Depot                       COMMON STOCK       437076102          336,790      14,295         SOLE          SOLE        SOLE
Vodafone Group New ADR           COMMON STOCK                          324,047      18,602         SOLE          SOLE        SOLE
Wells Fargo                      COMMON STOCK       949746101          318,179      22,344         SOLE          SOLE        SOLE
Plains All Amern Ppln LP         COMMON STOCK                          312,864       8,511         SOLE          SOLE        SOLE
Ecolab Inc                       COMMON STOCK                          309,097       8,900         SOLE          SOLE        SOLE
Archer Daniels Midland           COMMON STOCK                          305,997      11,015         SOLE          SOLE        SOLE
Zimmer Holdings Inc              COMMON STOCK       98956P102          304,848       8,352         SOLE          SOLE        SOLE
WP Carey & Co LLC                COMMON STOCK                          299,010      13,475         SOLE          SOLE        SOLE
iShares Tr Nasdaq Bio Fd         COMMON STOCK                          295,523       4,454         SOLE          SOLE        SOLE
Dow Jones Sel Dividen            COMMON STOCK                          280,788       8,968         SOLE          SOLE        SOLE
Heinz H J Co                     COMMON STOCK       423074103          270,993       8,197         SOLE          SOLE        SOLE
Barrick Gold                     COMMON STOCK                          259,360       8,000         SOLE          SOLE        SOLE
Vanguard Index Trust Total Sto   COMMON STOCK                          256,755       6,487         SOLE          SOLE        SOLE
Medtronic Inc.                   COMMON STOCK       585055106          253,442       8,600         SOLE          SOLE        SOLE
Auto Data Processing             COMMON STOCK        53015103          241,901       6,880         SOLE          SOLE        SOLE
Noble Corporation                COMMON STOCK                          226,085       9,385         SOLE          SOLE        SOLE
Sector Spdr Materials Fd         COMMON STOCK                          218,591       9,842         SOLE          SOLE        SOLE
Colgate Palmolive                COMMON STOCK       194162103          206,843       3,507         SOLE          SOLE        SOLE
Canadian Natl Ry Co              COMMON STOCK                          205,965       5,810         SOLE          SOLE        SOLE
Sysco Corp.                      COMMON STOCK       871829107          201,712       8,847         SOLE          SOLE        SOLE
Healthcare Realty Trust          COMMON STOCK       421946104          181,229      12,090         SOLE          SOLE        SOLE
Japan                            COMMON STOCK                          150,645      19,069         SOLE          SOLE        SOLE
Keycorp Inc New                  COMMON STOCK                          140,873      17,900         SOLE          SOLE        SOLE
Alcoa Inc.                       COMMON STOCK        13817101           77,621      10,575         SOLE          SOLE        SOLE
Bank of America Corp             COMMON STOCK                           74,147      10,872         SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                           67,888     289,500         SOLE          SOLE        SOLE
Galaxy Energy Corp               COMMON STOCK                               80      16,000         SOLE          SOLE        SOLE
Ben Ezra Weinstein New           COMMON STOCK                               10      50,000         SOLE          SOLE        SOLE
Pop N Go Inc                     COMMON STOCK       732816103                6      12,800         SOLE          SOLE        SOLE
Intl Cavitation Tech             COMMON STOCK                                0      40,000         SOLE          SOLE        SOLE